Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Selling and Administrative Expenses
36.	Selling and Administrative Expenses

(1)	Selling and administrative expenses for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023
		In millions of won
Salaries	￦	1,121,188	1,142,360	1,098,460
Retirement benefit expense		113,127	109,758	89,533
Welfare and benefit expense		155,558	155,781	152,836
Insurance expense		17,909	20,835	27,726
Depreciation		219,427	244,676	241,533
Amortization of intangible assets		91,428	85,661	88,648
Bad debt expense		17,968	23,634	62,808
Commission		410,287	420,390	460,644
Advertising expense		29,230	33,739	30,305
Training expense		4,923	7,327	7,900
Vehicle maintenance expense		8,849	10,749	9,044
Publishing expense		3,568	3,732	3,281
Business promotion expense		3,522	3,198	2,559
Rent expense		43,650	47,680	44,807
Telecommunication expense		8,569	7,945	7,813
Transportation expense		870	1,012	1,099
Taxes and dues		93,446	122,177	112,449
Expendable supplies expense		9,052	9,617	7,252
Water, light and heating expense		12,351	17,950	16,207
Repairs and maintenance expense		123,134	152,449	154,062
Ordinary development expense		213,936	213,932	217,319
Travel expense		11,099	16,062	16,265
Clothing expense		10,540	13,044	10,450
Survey and analysis expense		889	1,126	1,068
Membership fee		1,331	1,469	1,503
Others		149,945	143,119	196,011

	￦	2,875,796	3,009,422	3,061,582

(2)	Details of “others” included in selling and administrative expenses for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023
		In millions of won
Accommodation development expenses	￦	57,815	56,038	49,988
Miscellaneous wages		47,221	31,910	97,474
Litigation and filing expenses		16,383	14,876	19,204
Compensation for damages		3,303	3,116	4,300
Outsourcing expenses		3,799	3,635	3,511
Reward expenses		3,006	2,740	2,770
Overseas market development expenses		1,192	1,376	1,503
Others		17,226	29,428	17,261

	￦	149,945	143,119	196,011